Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 0.3		$ 0.6		$ 0.2	$ 0.0
Estimated amortization expense in 2015					1.2
Estimated amortization expense in 2016	1.3		1.3		1.2
Estimated amortization expense in 2017	1.3		1.3		1.2
Estimated amortization expense in 2018	1.3		1.3		1.2
Estimated amortization expense in 2019	1.3		1.3		1.2
Estimated amortization expense thereafter	6.2		6.2		$ 6.7
Estimated amortization expense for remainder of 2015	$ 0.6		$ 0.6